Securities, at Fair Value - Sales of Residential Mortgage Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Sales Proceeds	$ 0	$ 3,062,858	$ 908,696
Gains/(Losses)	0	61,697	62,002
Agency MBS
Debt Securities, Available-for-sale [Line Items]
Sales Proceeds	0	1,500,875	360,634
Gains/(Losses)	0	(19,291)	499
Non-Agency MBS
Debt Securities, Available-for-sale [Line Items]
Sales Proceeds	0	1,318,958	291,391
Gains/(Losses)	0	107,999	50,360
CRT securities
Debt Securities, Available-for-sale [Line Items]
Sales Proceeds	0	243,025	256,671
Gains/(Losses)	$ 0	$ (27,011)	$ 11,143